Filed Pursuant to Rule 497(e)

Securities Act File No. 333-276061

Investment Company Act File No. 811-23920

Supplement Number 4

Dated January 30, 2026

To The Statement of Additional Information Dated July 21, 2025

Jackson Real Assets Fund

Effective January 20, 2026, on page 33, in the section, “Trustees and Officers of the Fund,” after the entry for John W. Gillespie and before the entry for William R. Rybak, please add the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Independent Trustees
Elisa Zúñiga Ramírez (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2026 to present)	134
Principal Occupation(s) During Past 5 Years: President, Exito Consulting (10/2022 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director, Compensation Committee Member, and Nominating/Governance Committee Member (10/2023 to present) and Audit Committee Chair (5/2025 to present), Century Communities, Inc.; Director (4/2022 to present) and Audit Committee Chair (1/2026 to present), Trust for Professional Managers; Director and Audit & Asset/Liability Committee Member, Peoples Financial Services Corporation (3/2022 to present); Director and Environmental, Social and Governance Advisory Committee Member, Bow River Capital (1/2021 to 12/2024); Director (1/2021 to 12/2024) and Board Chair (1/2023 to 12/2024), Denver Employees Retirement Plan

[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

Effective January 20, 2026, on page 33, in the section, “Trustees and Officers of the Fund,” after the entry for William R. Rybak and before the entry for Mark S. Wehrle, please add the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Independent Trustees
Eric A. Thomas (60) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2026 to present)	134
Principal Occupation(s) During Past 5 Years: Independent Consulting Analyst (8/2019 to present); Professor, Suffolk University (7/2019 to present)

Other Directorships Held by Trustee During Past 5 Years:

Independent Trustee, Audit Committee Member, and Nominating and Governance Committee Member, Axxes Capital Funds (7/2022 to present); Director, Colorado State University Foundation (2/2011 to present)

[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

Effective January 20, 2026, on pages 35, in the section, “Trustees and Officers of the Fund,” under “Board of Trustees Leadership Structure,” please delete the first paragraph in the entirety and replace with the following:

The Board is responsible for oversight of the Fund, including risk oversight and oversight of Fund management. The Board consists of ten Trustees who are not “interested persons” of the Fund (“Independent Trustees”) and one interested

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Trustee. The Independent Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management.

Effective January 20, 2026, on pages 36, in the section, “Trustees and Officers of the Fund,” under “Committees of the Board of Trustees,” please delete the first and second paragraphs in the entirety and replace with the following:

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Fund to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Fund’s independent registered public accounting firm, and for the approval of the auditor’s fee. The Audit Committee also reviews the Fund’s internal controls regarding finance, accounting, legal compliance and the Fund’s auditing, accounting and financial processes generally. The Audit Committee also serves as the Fund’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC. Messrs. Anyah, Bouchard, Rybak, and Mses. Zúñiga Ramírez and Woodworth are members of the Audit Committee. Mr. Rybak serves as Chair of the Audit Committee. Mr. Wehrle is an ex officio member of the Audit Committee. The Audit Committee had seven meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Governance Committee will accept Trustee nominations from shareholders. Any such nominations should be sent to the Fund’s Governance Committee, c/o Chair of the Governance Committee, John W. Gillespie, P.O. Box 30902, Lansing, Michigan 48909-8402. Ms. Carnahan, and Messrs. Gillespie, Thomas and Wood are members of the Governance Committee. Mr. Gillespie serves as Chair of the Governance Committee. Mr. Wehrle is an ex officio member of the Governance Committee. The Governance Committee had six meetings in the last fiscal year.

The Investment Committee reviews the performance of the Fund. The Investment Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting. Messrs. Anyah, Bouchard, Nerud, Rybak and Wood and Ms. Zúñiga Ramírez are members of the Investment Committee. Mr. Anyah serves as Chair of the Investment Committee. In the last fiscal year, the Investment Committee had five meetings.

Effective January 20, 2026, on page 38, in the section, “Trustees and Officers of the Fund,” under “Additional Information Concerning the Trustees,” after the entry for John W. Gillespie and before the entry for William R. Rybak, please add the following:

Elisa Zúñiga Ramírez. Ms. Zúñiga Ramírez is the President of Exito Consulting and formerly served as Principal and Senior Portfolio Manager of Segall Bryant & Hamill, LLC. Ms. Zúñiga Ramírez was formerly a Partner and Senior Portfolio Manager of Denver Investments LLC. Ms. Zúñiga Ramírez is a Board Member of several corporate boards, including another mutual fund company. Ms. Zúñiga Ramírez has a Bachelor of Science in Business Administration from the University of Colorado and a Master’s of Business Administration from the Regis University. Ms. Zúñiga Ramírez is a Chartered Financial Analyst.

The Board considered Ms. Zúñiga Ramírez’s board experience with other companies, executive experience, investment experience, and academic experience.

Effective January 20, 2026, on page 38, in the section, “Trustees and Officers of the Fund,” under “Additional Information Concerning the Trustees,” after the entry for William R. Rybak and before the entry for Mark S. Wehrle, please add the following:

Eric A. Thomas. Mr. Thomas is a Professor of Finance at Suffolk University’s Sawyer Business School and works as an independent consulting analyst for several financial firms. Mr. Thomas was formerly the Head of Investment Strategy and Research, Asset Allocation Investment Solutions at State Street Global Advisors. Mr. Thomas is a Board Member of

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another fund complex. Mr. Thomas received a Bachelor of Arts in Economics from Colorado State University, a Master of Arts in Economics from the University of Colorado, and a Master’s of Business Administration from the University of Chicago, Booth School of Business. Mr. Thomas is a Chartered Financial Analyst.

The Board considered Mr. Thomas’s executive experience, financial experience, academic background, and board experience with another fund complex.

Effective January 1, 2026, on page 38, in the section, “Trustees and Officers of the Fund,” under “Additional Information Concerning the Trustees,” please delete the entries for Mark S. Wehrle and Edward Wood in their entirety and replace with the following:

Mark S. Wehrle. Mr. Wehrle is the Chairperson of the Board beginning in January 2026. Mr. Wehrle has over 39 years of general business experience, including specific experience with accounting, auditing, internal controls and financial reporting that he gained as an audit partner with Deloitte & Touche serving financial services entities, including mutual funds.

The Board considered Mr. Wehrle’s accounting, auditing and business experience and his approximately eight years of experience as a Trustee of the Fund Complex.

Edward Wood. Mr. Wood was formerly the Chairperson of the Board, serving from January 2020 to December 2026. Mr. Wood formerly served as Chief Operating Officer of McDonnell Investment Management, LLC. Mr. Wood was also formerly President and Principal Executive Officer of the Van Kampen family of mutual funds, Chief Administrative Officer of Van Kampen Investments and Chief Operating Officer of Van Kampen Funds, Inc. Mr. Wood received a Bachelor of Science from the Wharton School of the University of Pennsylvania.

The Board considered Mr. Wood’s executive experience, financial and accounting experience and academic background, as well as his approximately 12 years of experience as a Trustee of the Fund Complex.

This Supplement is dated January 30, 2026.